FINANCIAL INSTRUMENTS - Credit risk exposure by geographic location (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk in respect of cash and cash and cash equivalents, trade receivables, other accounts receivable and other investment	$ 13,843	$ 17,149
Israel
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk in respect of cash and cash and cash equivalents, trade receivables, other accounts receivable and other investment	5,378	9,581
United States and Canada
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk in respect of cash and cash and cash equivalents, trade receivables, other accounts receivable and other investment	6,337	5,815
Asia Pacific (including Japan)
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk in respect of cash and cash and cash equivalents, trade receivables, other accounts receivable and other investment	936	817
Europe
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk in respect of cash and cash and cash equivalents, trade receivables, other accounts receivable and other investment	998	909
Others
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk in respect of cash and cash and cash equivalents, trade receivables, other accounts receivable and other investment	$ 194	$ 27